Components of Income Tax Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of income before income tax expense:
Domestic	$ 327,801	$ 320,581	$ 279,416
Foreign	28,118	34,273	37,135
Income before income taxes and equity in income of equity investments	$ 355,919	$ 354,854	$ 316,551